Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO - Dennis Zember ($)(1)	Summary Compensation Table Total for CEO - Joe A. Shearin ($)(2)	Compensation Actually Paid to CEO - Dennis Zember ($)(1)(7)	Compensation Actually Paid to CEO - Joe A. Shearin ($)(2)(7)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(3)(7)	TSR	Peer Group TSR(4)	Net Income (loss) ($)(5)	Loan Growth (%)(6)
2023	1,196,693	-	1,354,283	-	402,237	436,294	116	106	(7,832)	9.2
2022	1,433,177	-	1,236,552	-	477,995	436,380	104	114	14,148	30.1
2021	1,617,767	-	1,767,008	-	510,044	488,097	128	140	31,113	6.5
2020	1,267,310	2,404,110	778,260	2,231,710	514,564	360,396	77	64	21,581	(2.8)
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	Mr. Shearin retired from his position as President and Chief Executive Officer the Company and the Bank on February 19, 2020.
(3)	For fiscal year 2023, the Company’s Non-CEO NEOs were Mathew A. Switzer, Rickey A. Fulk, G. Cody Sheflett and Ann-Stanton Gore. For fiscal year 2022, the Company’s Non-CEO NEOs were Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber. For fiscal year 2021, the Company’s Non-CEO NEOs were Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber.
(4)	The Peer Group TSR is the total return of the Nasdaq Bank Index for the same period, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.
(5)	Presented in thousands.
(6)	Represents growth in gross loans held for investment for the period, excluding loans from the Paycheck Protection Program. We determined loan growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and Non-CEO NEOs.
(7)	CAP is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
●	subtracting the amount in the “Stock Awards” column of the SCT for such year,
●	adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year,
●	adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year,
●	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
●	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
●	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
●	adding, for all defined benefit and actuarial pension plans, (A) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (B) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Company Selected Measure Name	Loan Growth
Named Executive Officers, Footnote
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	Mr. Shearin retired from his position as President and Chief Executive Officer the Company and the Bank on February 19, 2020.
(3)	For fiscal year 2023, the Company’s Non-CEO NEOs were Mathew A. Switzer, Rickey A. Fulk, G. Cody Sheflett and Ann-Stanton Gore. For fiscal year 2022, the Company’s Non-CEO NEOs were Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber. For fiscal year 2021, the Company’s Non-CEO NEOs were Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber.

Peer Group Issuers, Footnote	The Peer Group TSR is the total return of the Nasdaq Bank Index for the same period, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote

CEO SCT Total to CAP Reconciliation - Dennis Zember	2023	2022	2021

SCT Total Compensation	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	360	(31,696)	95,620
Dividends on Unvested Equity Awards	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$1,354,283	$1,236,552	$1,767,008

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2023	2022	2021

SCT Total Compensation	$402,237	$477,995	$510,044
SCT Stock Awards	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	126,600	91,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$436,294	$436,380	$488,097

Non-PEO NEO Average Total Compensation Amount	$ 402,237	$ 477,995	$ 510,044	$ 514,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 436,294	436,380	488,097	360,396
Adjustment to Non-PEO NEO Compensation Footnote

CEO SCT Total to CAP Reconciliation - Dennis Zember	2023	2022	2021

SCT Total Compensation	$1,196,693	$1,433,177	$1,617,767
SCT Stock Awards	(459,000)	(498,102)	(631,575)
Fair Value of New Unvested Equity Awards	569,700	498,944	631,996
Change in Fair Value of Existing Unvested Equity Awards	42,930	(170,972)	46,400
Change in Fair Value of Vesting Equity Awards	360	(31,696)	95,620
Dividends on Unvested Equity Awards	3,600	5,200	6,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$1,354,283	$1,236,552	$1,767,008

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2023	2022	2021

SCT Total Compensation	$402,237	$477,995	$510,044
SCT Stock Awards	(102,000)	(91,683)	(87,868)
Fair Value of New Unvested Equity Awards	126,600	91,838	33,773
Change in Fair Value of Existing Unvested Equity Awards	9,275	(34,010)	26,361
Change in Fair Value of Vesting Equity Awards	(1,602)	(11,234)	2,671
Dividends on Unvested Equity Awards	1,785	3,474	3,117
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$436,294	$436,380	$488,097

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 116	104	128	77
Peer Group Total Shareholder Return Amount	106	114	140	64
Net Income (Loss)	$ (7,832)	$ 14,148	$ 31,113	$ 21,581
Company Selected Measure Amount	9.2	30.1	6.5	(2.8)
PEO Name	Mr. Zember
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in non-brokered deposits
Measure:: 3
Pay vs Performance Disclosure
Name	Gross loan growth
Measure:: 4
Pay vs Performance Disclosure
Name	Nonperforming assets to total assets
Dennis J Zember Jr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,196,693	$ 1,433,177	$ 1,617,767	$ 1,267,310
PEO Actually Paid Compensation Amount	1,354,283	1,236,552	1,767,008	778,260
Joe A Shearin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,404,110
PEO Actually Paid Compensation Amount				2,231,710
PEO | Dennis J Zember Jr [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,000)	(498,102)	(631,575)
PEO | Dennis J Zember Jr [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	569,700	498,944	631,996
PEO | Dennis J Zember Jr [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,930	(170,972)	46,400
PEO | Dennis J Zember Jr [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360	(31,696)	95,620
PEO | Dennis J Zember Jr [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,600	5,200	6,800
PEO | Joe A Shearin [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(159,300)
PEO | Joe A Shearin [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(14,900)
PEO | Joe A Shearin [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,800
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,000)	(91,683)	(87,868)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,600	91,838	33,773
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,275	(34,010)	26,361
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,602)	(11,234)	2,671
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,785	$ 3,474	$ 3,117